Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 1,021,037	$ 602,384	$ 385,966
Cost of revenue	(561,191)	(303,934)	(181,200)
Gross profit	459,846	298,450	204,766
Selling, general and administrative expenses	(869,609)	(471,766)	(295,960)
(Losses)/ gains on items held at fair value	21,721		(3,300)
Share of profits of associates	366	33	31
Operating loss	(387,676)	(173,283)	(94,463)
Finance income	34,382	38,182	2,833
Finance costs	(19,232)	(18,316)	(20,475)
Loss before tax	(372,526)	(153,417)	(112,105)
Income tax expense	(1,162)	(2,158)	(170)
Loss after tax	(373,688)	(155,575)	(112,275)
(Loss)/Profit attributable to:
Equity holders of the parent	(385,297)	(155,575)	(112,275)
Non-controlling interests	11,609
Loss after tax	$ (373,688)	$ (155,575)	$ (112,275)
Loss per share attributable to owners of the parent
Basic and diluted	$ (1.21)	$ (0.59)	$ (0.50)
Weighted-average shares outstanding
Basic and diluted	318,843,239	264,432,214	223,465,734